Postretirement Benefit and Post Employment Obligations - Summary of Postretirement Benefit and Preemployment Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Postretirement benefit obligation	$ 6.9	$ 9.4
Post-employment obligation	2.2	2.1
Employment obligation	0.5	0.3
Postretirement benefit and post-employment obligation	$ 9.6	$ 11.8